Composition of GACN (Tables)	12 Months Ended
Dec. 31, 2017
Composition of GACN
Schedule of information about the composition of GACN

	Place of
	incorporation and	Number of
Principal activity	operation	subsidiaries
Airports	Mexico	13
Hotels	Mexico	2
Services	Mexico	9
		24

Schedule of consolidated subsidiaries

Name of subsidiary	Ownership Percentage
Airport services
Aeropuerto de Monterrey, S. A. de C. V.	100%
Aeropuerto de Acapulco, S. A. de C. V.	100%
Aeropuerto de Mazatlan, S. A. de C. V.	100%
Aeropuerto de Zihuatanejo, S. A. de C. V.	100%
Aeropuerto de Culiacan, S. A. de C. V.	100%
Aeropuerto de Ciudad Juarez, S. A. de C. V.	100%
Aeropuerto de Chihuahua, S. A. de C. V.	100%
Aeropuerto de Torreon, S. A. de C. V.	100%
Aeropuerto de Durango, S. A. de C. V.	100%
Aeropuerto de Tampico, S. A. de C. V.	100%
Aeropuerto de Reynosa, S. A. de C. V.	100%
Aeropuerto de Zacatecas, S. A. de C. V.	100%
Aeropuerto de San Luis Potosi, S. A. de C. V.	100%
Hotels and Services
Operadora de Aeropuertos del Centro Norte, S. A. de C. V.	100%
Servicios Aeroportuarios del Centro Norte, S. A. de C. V.	100%
Servicios Aero Especializados del Centro Norte, S. A. de C. V.	100%
OMA Logistica, S. A. de C. V.(1)	100%
Holding Consorcio Grupo Hotelero T2, S. A. de C. V.(2)	100%
(1)

Includes subsidiaries in which the Company holds an equity participation through OMA Logistica: OMA VYNMSA Aero Industrial Park, S.A. de C.V (VYNMSA) (51%), Consorcio Hotelero Aeropuerto de Monterrey, S.A.P.I de C.V (85%) and Servicios Hoteleros Aeropuerto de Monterrey, S.A. de C.V. (85%).

(2)

Provides hotel services and includes subsidiaries in which the Company holds an equity participation through Holding Consorcio Hotelero T2: Servicios Complementarios del Centro Norte, S.A. de C.V. (100%), Servicios Corporativos Terminal 2, S.A. de C.V. (100%), and Consorcio Grupo Hotelero T2, S.A. de C.V. (90%).